(Loss)/Earnings Per Share - Schedule of Computation of (Loss)/Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Net (loss)/income	$ 53,764	$ (23,830)
Less preferred dividend	5,571	5,746
Less/(plus) mezzanine equity measurement	(271)	135
Net (loss)/income available to common shareholders, basic	48,464	(29,711)
Net (loss)/income available to common shareholders, diluted	$ 48,464	$ (29,711)
Weighted average number of shares, basic (in shares)	106,547,372	103,067,556
Weighted average number of shares, diluted (in shares)	106,547,372	103,067,556
(Loss)/earnings per share in U.S. Dollars, basic (in USD per share)	$ 0.45	$ (0.29)
(Loss)/earnings per share in U.S. Dollars, diluted (in USD per share)	$ 0.45	$ (0.29)